Transactions with Related Parties, Revolving Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 07, 2015
Convertible Promissory Notes [Abstract]
Balance outstanding				$ 198,607		$ 196,450
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 4,339	$ 2,127	$ 1,163
Jelco [Member] | Convertible Notes [Member]
Convertible Promissory Notes [Abstract]
Applicable Limit	17,750	4,000	4,000	$ 17,750		17,750
Applicable Limit [Abstract]
Beginning balance	17,750	4,000
Additions		13,750
Ending balance	17,750	17,750	4,000
Debt Discount [Abstract]
Beginning balance	(14,389)	(4,000)
Additions		(10,389)
Ending balance	(14,389)	(14,389)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance	1,217	425
Amortization (Note 11)	2,384	792
Ending balance	3,601	1,217	425
Debt [Abstract]
Beginning balance	4,578	425
Addition		3,361
Amortization (Note 11)	2,384	792
Ending balance	6,962	4,578	425
Additional Paid-in Capital [Abstract]
Beginning balance	14,189	3,800
Ending balance	14,189	14,189	3,800
Conversion price of convertible notes into common stock (in dollars per share)				$ 13.50
Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member]
Convertible Promissory Notes [Abstract]
Applicable Limit	24,665	21,165	21,165	$ 24,665	$ 24,665	$ 21,165	$ 6,765
Drawdown request				3,500
Balance outstanding				$ 21,165
Applicable Limit [Abstract]
Beginning balance	21,165	21,165
Additions	3,500
Ending balance	24,665	21,165	21,165
Debt Discount [Abstract]
Beginning balance	(21,165)	(21,165)
Additions	0
Ending balance	(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance	2,207	872
Amortization (Note 11)	1,955	1,335
Ending balance	4,162	2,207	872
Debt [Abstract]
Beginning balance	2,207	872
Addition	0
Amortization (Note 11)	1,955	1,335
Ending balance	4,162	2,207	872
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165
Ending balance	$ 21,165	$ 21,165	$ 21,165
Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member] | LIBOR [Member]
Additional Paid-in Capital [Abstract]
Term of variable rate	3 months
Margin on variable rate	5.00%